Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000005504 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005504 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005504 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005504 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005504 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005504 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005504 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005504 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005504 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005504 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005504 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000005504 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000005504 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000005504 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005504 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005504 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000049240 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000049240 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000049240 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000049240 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000049240 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000049240 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000049240 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000049240 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049240 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000049240 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000049240 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000049240 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000049240 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000049240 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000049240 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000049240 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000049241 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000049241 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000049241 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000049241 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000049241 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000049241 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000049241 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000049241 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049241 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000049241 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000049241 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000049241 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000049241 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000049241 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000049241 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000049241 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244827 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000244827 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000244827 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000244827 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000244827 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244827 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000244827 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244827 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000244827 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244827 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244827 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000244827 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000244827 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000244827 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000244827 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000244827 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.30%